Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
2014 Share Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options	The option holders may elect at any time to exercise any part or all of the vested options before the expiry date.

	Number of options	Weighted- average exercise price	Weighted- average grant date fair value
		(US$)	(US$)
Outstanding as of January 1, 2019	56,736,209	0.19	1.94
Exercised	(28,035,644)	0.20	1.93
Forfeited	(242,949)	0.25	1.92

Outstanding as of June 30, 2019	28,457,616	0.20	1.95

Vested and expected to vest as of June 30, 2019	28,058,643	0.20	1.95
Exercisable as of June 30, 2019	24,568,124	0.19	1.95
Non vested as of June 30, 2019	3,889,492	0.25	1.92
Outstanding as of January 1, 2020	13,897,304	0.23	1.92
Exercised	(4,976,190)	0.23	1.91
Forfeited	(46,982)	0.27	1.91

Outstanding as of June 30, 2020	8,874,132	0.23	1.92

Vested and expected to vest as of June 30, 2020	8,864,335	0.23	1.92
Exercisable as of June 30, 2020	8,792,494	0.23	1.92
Unvested as of June 30, 2020	81,638	0.00	2.09

Schedule of Share Options Outstanding
Share options outstanding at the end of the period have the following expiry date and exercise prices:

Grant Date	Expiry date	Exercise price	Share options June 30, 2019	Share options June 30, 2020
March 1, 2015	February 28, 2025	US$0.000076	1,036,027	298,801
March 1, 2015	February 28, 2025	US$0.27	620,510	394,470
March 1, 2015	February 28, 2025	US$0.000076	6,057,428	811,200
March 1, 2015	February 28, 2025	US$0.27	3,896,953	862,810
March 30, 2015	March 29, 2025	US$0.27	3,252,058	1,138,842
July 1, 2015	June 30, 2025	US$0.27	75,100	—
October 1, 2015	September 30, 2025	US$0.27	741,758	127,100
December 31, 2015	December 30, 2025	US$0.27	2,441,844	844,908
December 31, 2015	December 30, 2025	US$0.000076	224,750	38,000
March 1, 2016	February 28, 2026	US$0.27	401,583	162,215
March 31, 2016	March 30, 2026	US$0.27	205,364	137,032
June 30, 2016	June 29, 2026	US$0.000076	326,538	81,638
June 30, 2016	June 29, 2026	US$0.27	9,177,703	3,977,116

Total			28,457,616	8,874,132

Weighted average remaining contractual life of options outstanding at end of period:			6.22	5.36

2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number, Weighted Average Exercise Prices and Weighted Average Grant Date Fair Value of Share Options

	Number of options	Weighted- average exercise price	Weighted- average grant date fair value
		(US$)	(US$)
Outstanding as of January 1, 2019	36,086,303	2.75	2.24
Granted	1,993,780	7.05	3.00
Exercised	(4,891,152)	1.81	1.99
Forfeited	(102,265)	0.27	3.11

Outstanding as of June 30, 2019	33,086,666	3.15	2.32

Vested and expected to vest as of June 30, 2019	30,566,163	3.11	2.31
Exercisable as of June 30, 2019	7,881,636	1.69	1.85
Non vested as of June 30, 2019	25,205,030	3.61	2.46
Outstanding as of January 1, 2020	26,640,508	3.43	2.39
Granted	4,333,800	6.20	5.33
Exercised	(2,997,582)	1.75	2.26
Forfeited	(164,352)	5.91	3.32

Outstanding as of June 30, 2020	27,812,374	4.02	2.44

Vested and expected to vest as of June 30, 2020	26,580,133	3.96	2.44
Exercisable as of June 30, 2020	7,965,034	2.53	1.94
Un vested as of June 30, 2020	19,847,340	4.62	2.64

Schedule of Share Options Outstanding
Share options outstanding as of June 30, 2019 and 2020 have the following expiry date and exercise prices:

Grant Date	Expiry date	Exercise price		Share options June 30, 2019	Share options June 30, 2020
June 16, 2017	June 15, 2027	US$	2.32	10,855,560	6,945,594
August 31, 2017	August 31, 2027	US$	0.27	6,167,716	3,322,756
December 20, 2017	December 20, 2027	US$	2.32	7,078,110	5,008,018
April 16, 2018	April 16, 2028	US$	4.04	975,000	650,000
October 17, 2018	October 16, 2028	US$	7.14	6,016,500	5,581,500
June 14, 2019	June 13, 2029	US$	7.05	1,993,780	1,970,706
June 12, 2020	June 11, 2030	US$	6.20	—	4,333,800

Total				33,086,666	27,812,374
Weighted average remaining contractual life of options outstanding at end of period:				8.25	7.97

Schedule of Movements in Number of RSUs and Awarded Shares
Movements in the number of RSUs for the period ended June 30, 2019 and 2020 are as follows:

Number of awarded shares
Outstanding as of January 1, 2019	13,724,100
Granted	18,513,224
Vested	(4,462,014)
Forfeited	(305,226)

Outstanding as of June 30, 2019	27,470,084

Expected to vest as of June 30, 2019	24,723,076
Outstanding as of January 1, 2020	26,659,516
Granted	22,027,146
Vested	(6,341,234)
Forfeited	(1,059,450)

Outstanding as of June 30, 2020	41,285,978

Expected to vest as of June 30, 2020	37,167,270

Summary of Assumptions Used to Determine Fair value of Share Options
The fair value of share options were valued using the Binomial option-pricing model. Assumptions used in the Binomial option-pricing model are presented below:

	Six months ended June 30,
	2019	2020
Risk free interest rate	2.08%	0.71%
Expected dividend yield	0%	0%
Expected volatility	40%	40%
Exercise multiples	2.2-2.8	2.2-2.8
Contractual life	10 years	10 years

Share-based Compensation Plans | Tencent Holdings Limited
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Share Options Outstanding
Share options outstanding at the end of the period have the following expiry date and exercise prices:

Grant Date	Expiry date	Exercise price		Share options December 31, 2019	Share options June 30, 2020
July 6, 2016	July 5, 2023	HK$	174.86	32,690	32,690
July 10, 2017	July 9, 2024	HK$	272.36	32,410	32,410

Total				65,100	65,100